Assets/Liabilities for Insurance Contracts - Summary of Statutory Reserves (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of types of insurance contracts [abstract]
Ongoing and Similar Risk	$ 1,623,342	$ 1,997,324
Premiums and Surcharges	1,488,561	1,849,156
Premiums on Passive Reinsurance	(14,264)	(21,583)
Active Reinsurance	145,820	169,484
Insufficient Premiums	3,225	267
Mathematical Reserves	1,234,339	1,398,780
Mathematical Reserves for Individual Life Insurance	399,016	437,137
Mathematical Reserves for Individual Retirement Insurance	293,708	307,349
Mathematical Reserves of Life Annuities	353,019	438,308
Provision for the Mathematical Reserve Recomposition	34	39
Fluctuation Funds	187,551	214,413
Others	1,011	1,534
Total	$ 2,857,681	$ 3,396,104